Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 2,693,203.5
Over one year through five years	4,033,559.6
Over five years	649,415.9
Total gross loans	7,376,179.0	$ 113,288.0	₨ 5,988,909.7
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,119,321.7
Over one year through five years	724,666.2
Over five years	318,826.5
Total gross loans	2,162,814.4	33,217.8	1,939,948.4
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,573,881.8
Over one year through five years	3,308,893.4
Over five years	330,589.4
Total gross loans	₨ 5,213,364.6	$ 80,070.2	₨ 4,048,961.3